UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL TAX FREE RESERVES

FORM N-Q
MAY 31, 2005

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $2,055,175,806

1. Organization and Significant Accounting Policies

Citi Institutional Tax Free Reserves (the “Fund) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest ( 83.3% at May 31, 2005) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Alabama — 1.8%
$ 24,600,000	A-1		Columbia, AL, Industrial Development Board Pollution Control Revenue,
			Refunding Alabama Power Co. Project, Series C, 2.950% due 6/3/05 (a)	$24,600,000
15,000,000	A-1+		Stevenson, AL, Industrial Development Board Environmental Improvement
			Revenue, Refunding-Mead Corp. Project, Series A, LOC-JPMorgan Chase
			Bank, 3.030% due 6/1/05 (a)(b)	15,000,000
4,255,000	A-1		University of Alabama University Revenue, Hospital Series B, AMBAC-
			Insured, 2.050% due 6/1/05 (a)	4,255,000

			Total Alabama	43,855,000

Alaska — 0.4%
10,265,000	A-1+		Alaska State Housing Finance Corp., Certificates, Series BB, LIQ FAC-Bank
			of America, 3.110% due 6/2/05 (a)(b)	10,265,000

Arizona — 2.5%
9,000,000	A-1+		Arizona Health Facilities Authority Revenue, Refunding Banner Health,
			Series C, FGIC-Insured, 2.990% due 6/1/05 (a)	9,000,000
15,000,000	A-1+		Phoenix Arizona Civic Improvement Corp. Wastewater System Revnue,
			Refunding Senior Lien, Series A, MBIA-Insured, 2.950% due 6/1/05 (a)	15,000,000
15,910,000	A-1+		Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona
			University Projects, FGIC-Insured, 3.000% due 6/1/05 (a)	15,910,000
23,000,000	A-1+		Salt River Pima-Maricopa Indian Community Arizona, LOC-Bank of
			America NA, 2.960% due 6/2/05 (a)	23,000,000

			Total Arizona	62,910,000

California — 7.3%
15,000,000	A-1+		California Housing Finance Agency Revenue, Series A, SPA-Dexia Credit
			Local, 2.970% due 6/1/05 (a)(b)	15,000,000
10,000,000	A-1+		California Infrastructure & Economic Development Bank Revenue, J Paul
			Getty Trust, Series B, 2.250% due 2/2/06 (a)	10,000,000
25,000,000	A-1+		California Pollution Control Financing Authority, Solid Waste Disposal
			Revenue Browing Ferris Industries, Series A, LOC-Chase Manhattan
			Bank, 2.970% due 6/1/05 (a)(b)	25,000,000
			California State:
6,246,000	A-1		2.780% due 8/17/05	6,246,000
			RAN:
38,200,000	SP-1		Series A, 3.000% due 6/30/05	38,223,892
10,000,000	SP-1		Series C, 5.000% due 6/30/05	10,023,835
7,000,000	A-1+		California State Department Water Reservoir Power Supply Revenue, Series
			C-14, LOC- Westdeutsche Landesbank, 2.910% due 6/2/05 (a)	7,000,000
3,000,000	F1+	(d)	California State GO, PA-1274, MBIA-Insured, 1.690% due 6/2/05 (a)	3,000,000
8,640,000	A-1+		California Statewide Communities Development Authority Multi-Family
			Revenue Olympus Park Apartments, Series Y, LIQ FAC-Fannie Mae,
			2.980% due 6/2/05 (a)(b)	8,640,000
6,000,000	VMIG1	(c)	Golden State Tobacco Securitization Corp. California Tobacco Settlement
			Revenue, Series 920x, FGIC-Insured, 2.980% due 6/2/05 (a)	6,000,000
2,895,000	F1+	(d)	Los Angeles, CA, Union School District, PA 1117, FSA-Insured, 2.980% due
			6/2/05 (a)	2,895,000
12,100,000	A-1+		Los Angeles, CA, Water & Power Revenue, Power System, Subseries A-B,
			2.950% due 6/2/05 (a)	12,100,000
3,775,000	A-1+		Metropolitan Water District Southern California Waterworks Revenue,
			Refunding, Series C-2, SPA-Dexia, 2.900% due 6/2/05 (a)	3,775,000
4,100,000	VMIG1	(c)	Oakland, CA, GO, Series 756, FGIC-Insured, 2.970% due 6/2/05 (a)	4,100,000
2,000,000	F1+	(d)	Poway, CA, University School District GO, PT-1889, MBIA-Insured, 1.690%
			due 6/2/05 (a)	2,000,000
10,000,000	SP-1+		Sacramento County, CA, TRAN, Series A, 3.000% due 7/11/05	10,014,550

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

California (continued)
$ 1,305,000	F1+	(d)	San Francisco, CA, City & County Redevelopment Agency Lease Revenue,
			PT-2249, AMBAC-Insured, 2.980% due 6/2/05 (a)	$1,305,000
3,100,000	A-1		University California Revenue, PA-529, MBIA-Insured, 2.980% due
			6/2/05 (a)	3,100,000
11,365,000	A-1+		William S Hart California Union High School District COP, School Facility
			Bridge Funding Program, FSA-Insured, 2.900% due 6/2/05 (a)	11,365,000

			Total California	179,788,277

Colorado — 2.0%
4,720,000	F1+	(d)	Arapahoe County, CO, Water & Wastewater GO, PT-2714, MBIA-Insured,
			2.990% due 6/2/05 (a)	4,720,000
44,350,000	A-1+		Colorado Springs, CO, Utilities Revenue, Refunding-Subordinated Lien,
			Series A, 2.900% due 6/2/05 (a)	44,350,000

			Total Colorado	49,070,000

Connecticut — 0.3%
			Connecticut State GO:
3,240,000	F1+	(d)	PT 1588, FSA-Insured, 2.970% due 6/2/05 (a)	3,240,000
3,000,000	F1+	(d)	PT 2223, MBIA-Insured, 1.680% due 6/2/05 (a)	3,000,000

			Total Connecticut	6,240,000

District of Columbia — 0.5%
			District of Columbia Revenue:
2,610,000	VMIG1	(c)	American Psychological Association, LOC-Bank of America NA,
			3.010% due 6/2/05 (a)	2,610,000
10,000,000	A-1+		Sidwell Friends School, LOC-Suntrust Bank, 2.970% due 6/1/05 (a)	10,000,000

			Total District of Columbia	12,610,000

Florida — 4.2%
2,340,000	VMIG1	(c)	Collier County, FL, School Board COP, PT-1493, FSA-Insured, 1.700%
			due 6/2/05 (a)	2,340,000
7,000,000	VMIG1	(c)	Hillsborough County, FL, School Board COP, Series E, 3.920% due 1/1/12	7,000,000
			Jacksonville, FL:
22,100,000	VMIG1	(c)	Economic Development Community Health Care Facility Revenue,
			Refunding-Methodist, LOC-Suntrust Bank, 2.950% due 6/1/05 (a)	22,100,000
27,650,000	A-1+		Health Facilities Authority Hospital Revenue, Series A, LOC-Bank of
			America NA, 2.950% due 6/3/05 (a)	27,650,000
6,700,000	VMIG1	(c)	Manatee County, FL, Housing Finance Authority Multi-Family Revenue,
			Housing Village at Cortez Apartments, Series A, LOC-Bank of America
			NA, 3.020% due 6/2/05 (a)(b)	6,700,000
22,200,000	VMIG1	(c)	Orange County, FL, Health Facilities Authority Revenue, Hospital-Orlando
			Regional Healthcare, LOC-Suntrust Bank, 2.950% due 6/3/05 (a)	22,200,000
16,655,000	VMIG1	(c)	Palm Beach County, FL, Health Facilities Authority Health Facility Revenue,
			Bethesda Healthcare System Project, LOC-Suntrust Bank, 2.950%
			due 6/3/05 (a)	16,655,000

			Total Florida	104,645,000

Georgia — 6.9%
			Atlanta, GA, Airport Revenue, Refunding-General Series:
7,500,000	A-1+		RF-B-3, MBIA-Insured, 2.970% due 6/2/05 (a)	7,500,000
15,000,000	A-1+		RF-C-1, MBIA-Insured, 2.990% due 6/2/05 (a)	15,000,000
13,000,000	A-1+		RF-C-3, MBIA-Insured, 2.950% due 6/2/05 (a)	13,000,000
6,000,000	A-1+		Atlanta, GA, Water & Wastewater Revenue, MBIA-Insured, 3.000%
			due 6/1/05 (a)	6,000,000
13,500,000	A-1+		Burke County, GA, Development Authority, Series B, 2.720% due 8/11/05	13,500,000
5,000,000	VMIG1	(c)	Forsyth County, GA, Development Authority Revenue, Pinecrest Academy,
			Inc. Project, LOC-Suntrust Bank, 2.970% due 6/1/05 (a)	5,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Georgia (continued)
			Fulton County, GA, Development Authority Revenue:
$ 18,000,000	VMIG1	(c)	Shepherd Center, Inc. Project, LOC-Suntrust Bank, 2.970%
			due 6/1/05 (a)	$18,000,000
9,970,000	VMIG1	(c)	Woodward Academy, Inc. Project, LOC-Suntrust Bank, 2.970%
			due 6/1/05 (a)	9,970,000
			Gwinnett County, GA:
10,000,000	VMIG1	(c)	Development Authority Revenue, Greater Atlanta Christian School,
			LOC-Suntrust Bank, 2.970% due 6/1/05 (a)	10,000,000
10,000,000	A-1+		Hospital Hospital Authority Revenue Anticipation Certificate, Gwinnett
			Hospital System, Inc. Project, LOC-Suntrust Bank, 2.970%
			due 6/1/05 (a)	10,000,000
13,555,000	A-1+		Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue,
			Series B, LOC-Bayerische Landesbank, LOC-Westdeutsche Landesbank,
			2.950% due 6/1/05 (a)	13,555,000
			Municipal Electric Authority Georgia, Project One, Subordinated Series E:
10,950,000	A-1+		FSA-Insured, 2.950% due 6/1/05 (a)	10,950,000
35,000,000	A-1+		MBIA-Insured, 2.960% due 6/1/05 (a)	35,000,000
2,500,000	A-1+		Roswell, GA, Housing Authority Multi-Family Revenue, Refunding-Housing
			Ski Lodge Apartments, Series A, LOC-Wachovia Bank, 3.010%
			due 6/1/05 (a)	2,500,000

			Total Georgia	169,975,000

Hawaii — 0.3%
7,415,000	AAA		Hawaii State GO, FSA-Insured, 5.500% due 1/1/06	7,560,085

Idaho — 0.4%
8,650,000	VMIG1	(c)	Idaho Housing & Finance Association Single Mortgage Revenue, Series B,
			Class I, SPA-Lloyds TSB Bank PLC, 2.830% due 2/1/06 (a)(b)	8,650,000

Illinois — 5.3%
			ABN-Amro Munitops Certificates Trust:
6,000,000	VMIG1	(c)	1998-2003, FGIC-Insured, 3.000% due 6/1/05 (a)	6,000,000
15,000,000	VMIG1	(c)	2002-2004, FSA-Insured, 3.000% due 6/1/05 (a)	15,000,000
			Chicago, IL, GO, Certificates, Series ZC-1, FGIC-Insured:
1,383,000	VMIG1	(c)	1.480% due 6/2/05 (a)	1,383,000
10,000,000	VMIG1	(c)	1.860% due 6/2/05 (a)	10,000,000
1,299,000	VMIG1	(c)	2.980% due 6/2/05 (a)	1,299,000
1,467,000	VMIG1	(c)	3.210% due 6/2/05 (a)	1,467,000
5,000,000	VMIG1	(c)	3.510% due 6/2/05 (a)	5,000,000
10,000,000	VMIG1	(c)	4.260% due 6/2/05 (a)	10,000,000
847,000	VMIG1	(c)	5.070% due 6/2/05 (a)	847,000
12,000,000	A-1+		Chicago, IL, Multi-Family Housing Revenue, Central Station Project, Series A,
			LIQ FAC-Fannie Mae, 3.010% due 6/2/05 (a)(b)	12,000,000
			Chicago, IL, Ohare International Airport Revenue:
17,150,000	A-1+		PT-1002, 2.170% due 7/1/10 (a)(b)	17,150,000
1,330,000	F1+	(d)	PT-98, 1.180% due 6/2/05 (a)	1,330,000
9,535,000	A-1		Du Page County, IL, Revenue, Benet Academy Capital Building Project,
			LOC-Lasalle Bank NA, 2.970% due 6/2/05 (a)	9,535,000
16,760,000	A-1+		Illinois Educational Facilities Authority Revenue, Illinois Institute Of
			Technology, LOC-Harris Trust & Savings Bank, 2.990% due 6/8/05 (a)	16,760,000
			Illinois Housing Development Authority Revenue:
1,000,000	A-1+		Danbury Court Apartment-Phase II-B, LOC-Federal Home Loan Bank,
			3.040% due 6/2/05 (a)(b)	1,000,000
7,000,000	A-1+		Homeowner Mortgage, Series C-3, SPA, Federal Home Loan Bank,
			3.100% due 6/1/05 (a)(b)	7,000,000
10,315,000	A-1		Illinois State GO, Series 534, FGIC-Insured, 3.000% due 6/2/05 (a)	10,315,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Illinois (continued)
$ 3,500,000	A-1		Upper Illinois River Valley Development Authority Industrial Development
			Revenue, Streator Industrial Handling Project, LOC-Lasalle Bank NA,
			3.040% due 6/2/05 (a)(b)	$3,500,000

			Total Illinois	129,586,000

Indiana — 1.3%
10,000,000	A-1+		Indiana Health Facilities Finance Authority Hospital Revenue, Ascension
			Health Credit A-2, 1.730% due 11/15/36 (e)	10,000,000
22,000,000	A-1+		Indiana State Development Finance Authority, PSI Energy, Inc. Project,
			Series A, 2.980% due 6/1/05 (a)(b)	22,000,000

			Total Indiana	32,000,000

Kentucky — 0.8%
			Kentucky Housing Corp. Housing Revenue, Series C:
3,400,000	A-1+		1.900% due 6/1/05 (a)(b)	3,400,000
16,330,000	A-1+		2.200% due 6/1/05 (a)(b)	16,330,000

			Total Kentucky	19,730,000

Louisiana — 1.5%
3,400,000	P-1	(c)	Calcasieu Parish, Inc. Louisiana Industrial Development Board Revenue,
			Refunding-Hydroserve Westlake, LOC-Chase Manhattan Bank, 3.050%
			due 6/1/05 (a)(b)	3,400,000
28,500,000	A-1+		Louisiana State Offshore Terminal Authority Deepwater Port Revenue,
			Refunding-Loop LLC Project, Series A, LOC-Suntrust Bank, 2.950%
			due 6/2/05 (a)	28,500,000
6,000,000	AA		Plaquemines, LA, Port Harbor & Terminal District Port Facilities Revenue,
			Chevron Pipe Line Co., 1.600% due 9/1/05 (e)	6,002,979

			Total Louisiana	37,902,979

Maine — 1.2%
2,460,000	A-1		Maine Health & Higher Educational Facilities Authority Revenue, Series B,
			AMBAC-Insured, 2.960% due 6/1/05 (a)	2,460,000
20,840,000	MIG1	(c)	Maine State, BAN, 3.000% due 6/23/05	20,856,410
5,540,000	A-1+		Maine State Housing Authority Mortgage Purchase, Series 170z, LIQ FAC-
			JPMorgan Chase & Co., 3.030% due 6/2/05 (a)	5,540,000

			Total Maine	28,856,410

Maryland — 2.1%
20,000,000	VMIG1	(c)	Maryland State Community Development Administration Department of
			Housing & Community Development, Residential Series I, SPA-Lloyds
			TSB Bank PLC, 2.970% due 6/2/05 (a)(b)	20,000,000
19,350,000	A-1+		Maryland State Economic Development Corp., US Pharmacopeial Project-B,
			AMBAC-Insured, 2.930% due 6/2/05 (a)	19,350,000
11,805,000	A-1+		Maryland State Health & Higher Educational Facilities Authority Revenue,
			University Maryland Medical Systems, Series A, AMBAC-Insured.,
			2.960% due 6/2/05 (a)	11,805,000

			Total Maryland	51,155,000

Massachusetts — 3.1%
5,000,000	AAA		Massachusetts Health & Educational University Revenue, 2.720%
			due 8/11/05	5,000,000
8,000,000	VMIG1	(c)	Massachusetts State Development Finance Agency Multi-Family Revenue,
			Housing-Archstone Readstone, Series A, LOC-PNC Bank NA, 3.010%
			due 6/1/05 (a)(b)	8,000,000
10,000,000	A-1		Massachusetts State Development Finance Agency Revenue, Brooksby
			Village, Inc. Project, LOC-Lasalle Bank NA, 2.950% due 6/2/05 (a)	10,000,000
			Massachusetts State GO:
4,680,000	A-1		PT 2226, MBIA-Insured, 1.680% due 6/2/05 (a)	4,680,000
21,040,000	A-1+		Series 302, MBIA-Insured, 2.980% due 6/2/05 (a)	21,040,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Massachusetts (continued)
$ 6,470,000	A-1		Series 340, MBIA-Insured, 2.980% due 6/2/05 (a)	$6,470,000
10,000,000	A-1+		Series B, SPA-Landesbank Hessen, 2.950% due 6/2/05 (a)	10,000,000
1,810,000	A-1+		Massachusetts State Industrial Finance Agency Revenue, Goddard House,
			Series 1995, LOC-Fleet Bank, 2.970% due 6/2/05 (a)	1,810,000
8,620,000	A-1		Massachusetts State Water Reserves, PT-2175, MBIA-Insured, 1.680%
			due 6/2/05 (a)	8,620,000
1,400,000	F1+	(d)	University of Massachusetts Building Authority Facilities Revenue, PT 2242,
			MBIA-Insured, 1.680% due 6/2/05 (a)	1,400,000

			Total Massachusetts	77,020,000

Michigan — 1.8%
			Detroit, MI:
1,745,000	A-1+		City School District GO, Series 388, FGIC-Insured, 3.000% due 6/2/05 (a)	1,745,000
17,000,000	A-1+		Sewer Disposal Revenue, FGIC-Insured, 1.550% due 8/4/05 (a)	17,000,000
12,500,000	SP-1+		Michigan Municipal Bond Authority Revenue, Detroit School District,
			Series A, 3.750% due 3/21/06	12,617,321
14,000,000	A-1+		Michigan State, Grant Anticipation Notes, Series D, FSA-Insured, 2.950%
			due 6/1/05 (a)	14,000,000

			Total Michigan	45,362,321

Minnesota — 2.3%
17,000,000	A-1+		Minneapolis City, MN, Health Care System Revenue, Refunding Fairview
			Health Services, Series B, AMBAC-Insured, 2.970% due 6/1/05 (a)	17,000,000
35,000,000	SP-1+		Minneapolis, MN, GO, Special School District No 001, 6.000% due 8/11/05	35,276,066
5,000,000	VMIG1	(c)	Minnetonka, MN, Multi-Family Housing Revenue, Refunding-Minnetonka
			Hills Apartments, LIQ FAC-Fannie Mae, 2.970% due 6/2/05 (a)	5,000,000

			Total Minnesota	57,276,066

Mississippi — 2.0%
50,000,000	A-1+		Mississippi Development Bank Special Obligation, Municipal Gas Authority
			Natural Gas Project, SPA-Societe Generale, 2.950% due 6/2/05 (a)	50,000,000

Missouri — 0.2%
5,000,000	SP-1+		St. Louis, MO, General Funding Revenue, TRAN, 3.000% due 6/28/05	5,005,094

Montana — 0.9%
11,800,000	A-1+		Montana Facility Finance Authority Revenue, Sisters Charity Health System,
			2.960% due 6/1/05 (a)	11,800,000
9,250,000	VMIG1	(c)	Montana State Board, Municipal Finance Consolidated Intercap, 2.600%
			due 3/1/29 (e)	9,250,000

			Total Montana	21,050,000

Nevada — 1.0%
10,000,000	VMIG1	(c)	ABN-Amro Munitops Certificates Trust, 1998-2001, MBIA-Insured, 3.000%
			due 6/1/05 (a)	10,000,000
14,125,000	AA		Nevada State GO, Refunding & Capital Improvement, Series A, 6.000%
			due 8/1/05	14,221,415

			Total Nevada	24,221,415

New Jersey — 1.2%
7,640,000	SP-1+		Jersey City, NJ, GO, Promissory Notes, Series A, 3.250% due 2/24/06	7,683,763
1,080,000	F1+	(d)	Lacey Municipal Utilities Authority New Jersey Water Revenue, PT-865,
			FGIC-Insured, 1.690% due 6/2/05 (a)	1,080,000
1,595,000	F1+	(d)	New Jersey Health Care Facilities Financing Authority Revenue, PA-1106,
			MBIA-Insured, 1.690% due 6/2/05 (a)	1,595,000
7,800,000	SP-1+		New Jersey State, Refunding C-1, West Building Bond Purchase Agreement,
			FSA-Insured, 2.950% due 6/1/05 (a)	7,800,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

New Jersey (continued)
$ 1,170,000	A-1+		New Jersey State Turnpike Authority Turnpike Revenue, Series C-1, FSA-
			Insured, 3.000% due 6/24/05	$1,170,761
9,340,000	MIG1	(c)	Trenton, NJ, GO, BAN, 3.250% due 12/16/05	9,387,019

			Total New Jersey	28,716,543

New Mexico — 1.0%
25,000,000	MIG1	(c)	Bernalillo County, NM, TRAN, 3.500% due 12/13/05	25,181,741

New York — 8.2%
32,100,000	A-1+		Long Island Power Authority of New York, Electric System Revenue, 2.350%
			due 6/10/05	32,100,000
1,000,000	A-1+		Metropolitan Transportation Authority of New York Revenue, Dedicated Tax,
			Series B, FSA-Insured, 2.930% due 6/2/05 (a)	1,000,000
1,525,000	A-1+		New York City Housing Development Corp. Multi-Family Rent Housing
			Revenue, 100 Jane Street Development, Series A, FNMA-Insured, 3.000%
			due 6/1/05 (a)(b)	1,525,000
35,000,000	A-1+		New York City Water Finance, Series 5b, 2.800% due 8/8/05	35,000,000
			New York City, NY, Housing Development Corp. Multi-Family Revenue:
22,700,000	A-1+		Morris Avenue Apartments, Series A, HSBC Bank USA, 2.990%
			due 6/1/05 (a)(b)	22,700,000
7,850,000	A-1+		Mtg-33 West Tremont Avenue, Series A, LOC-HSBC Bank USA,
			2.950% due 6/1/05 (a)(b)	7,850,000
27,800,000	A-1+		New York City, NY, IDA Revenue, Liberty 1, Bryant Park LLC, LOC-Bank
			of America NA, Bank of New York, GIC-Bayerische Landesbank\Series
			B, 2.970% due 6/3/05 (a)	27,800,000
1,000,000	F1+	(d)	New York City, NY, Transitional Finance Authority, PT-1839, MBIA-
			Insured, 1.700% due 6/2/05 (a)	1,000,000
8,300,000	A-1+		New York City, NY, Transitional Finance Authority, Sub-Series 2-D, Credit
			Enhanced by Lloyds TSB Bank, 2.940% due 6/1/05 (a)	8,300,000
1,000,000	A-1		New York State Dormitory Authority Revenue, PA 784 R, MBIA-Insured,
			1.690% due 6/2/05 (a)	1,000,000
44,225,000	VMIG1	(c)	New York State Housing Finance Agency Revenue, 10 Barclay Street,
			Series A, LIQ FAC-Fannie Mae, 3.020% due 6/1/05 (a)	44,225,000
1,495,000	F1+	(d)	New York State Throughway Authority State Personal Income Tax Revenue,
			PT-1922, MBIA-Insured, 1.690% due 6/2/05 (a)	1,495,000
1,260,000	A-1		New York State Urban Development Corp. Revenue, PT-1669, FGIC-Insured,
			1.690% due 6/2/05 (a)	1,260,000
16,200,000	A-1+		Triborough Bridge & Tunnel Authority, New York Revenue, General
			Series A, SPA-Dexia Credit Local, 2.960% due 6/1/05 (a)	16,200,000

			Total New York	201,455,000

North Carolina — 5.5%
20,000,000	NR		Board Governors University, 2.800% due 8/4/05	20,000,000
10,000,000	A-1+		Mecklenburg County, NC, GO, Series B, SPA-Landesbank Hessen, 2.960%
			due 6/2/05 (a)	10,000,000
6,750,000	A-1+		New Hanover County, NC, GO, SPA-Wachovia Bank, 3.050% due 6/2/05 (a)	6,750,000
			North Carolina Medical Care Commission Hospital Revenue:
			Baptist Hospitals Project, SPA-Wachovia Bank NA:
31,000,000	A-1+		1.630% due 6/1/05 (a)	31,000,000
32,485,000	A-1+		3.010% due 6/1/05 (a)	32,485,000
35,200,000	A-1+		Duke University Hospital, Series B, SPA-Wachovia Bank NA, 3.040%
			due 6/2/05 (a)	35,200,000

			Total North Carolina	135,435,000

Ohio — 3.6%
15,000,000	VMIG1	(c)	Akron Bath Copley Ohio Joint Township Hospital District, Hospital
			Facilities-Health Systems, Series B, LOC-Bank One NA, 3.000%
			due 6/2/05 (a)	15,000,000
3,840,000	A-1+		Cincinnati, OH, City School District GO, Series 315, FSA-Insured, 3.000%
			due 6/2/05 (a)	3,840,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Ohio (continued)
$ 9,220,000	A-1+		Cleveland Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th
			Research Building Project, LOC-Fifth Third Bank, 2.980% due 6/1/05 (a)	$9,220,000
			Franklin County, OH, Hospital Revenue:
20,465,000	VMIG1	(c)	Childrens Hospital, AMBAC-Insured, 2.980% due 6/2/05 (a)	20,465,000
20,000,000	VMIG1	(c)	Childrens Hospital Project, AMBAC-Insured, 2.980% due 6/2/05 (a)	20,000,000
9,000,000	A-1+		Ohio State Air Quality Development Authority Revenue, Akron Steel,
			Series A, LOC-ABN AMRO Bank NV, 3.080% due 6/1/05 (a)(b)	9,000,000
10,000,000	A-1+		Ohio State GO, Common Schools, Series A, 2.950% due 6/1/05 (a)	10,000,000
1,550,000	A-1+		University Toledo OH General Receipts Bonds, FGIC-Insured, 2.960%
			due 6/3/05 (a)	1,550,000

			Total Ohio	89,075,000

Oklahoma — 0.5%
12,000,000	A-1+		Oklahoma State Student Loan Authority Revenue, Student Loan Bonds &
			Notes, Series A, MBIA-Insured, 3.010% due 6/1/05 (a)(b)	12,000,000

Oregon — 0.5%
2,550,000	VMIG1	(c)	Oregon State Economic Development Revenue, Newsprint Co. Project, Series
			203, LOC-Toronto-Dominion Bank, 2.980% due 6/3/05 (a)(b)	2,550,000
			Washington County, OR, School District, Number 48J Beaverton:
7,050,000	AAA		Series A, FSA-Insured, 3.000% due 6/1/05	7,050,000
2,000,000	AAA		Series B, FSA-Insured, 3.000% due 6/1/05	2,000,000

			Total Oregon	11,600,000

Pennsylvania — 4.6%
4,965,000	VMIG1	(c)	ABN-Amro Munitops Certificates Trust, 2001-2030, MBIA-Insured, 2.990%
			due 6/1/05 (a)	4,965,000
30,000,000	VMIG1	(c)	Montgomery County, PA, Industrial Development Authority Pollution
			Control Revenue, Refunding Peco-A-Remarketed, 2.970% due 6/1/05 (a)	30,000,000
			Pennsylvania Housing Finance Agency, Single Family Mortgage:
100,000	A-1+		Series 82B, SPA-Landesbank Hessen, 1.000% due 6/1/05 (a)(b)	100,000
21,235,000	A-1+		Series 84D, SPA-Dexia Credit Local, 3.000% due 6/1/05 (a)(b)	21,235,000
6,745,000	A-1+		Pennsylvania State GO, PA 895, FGIC-Insured, 1.380% due 6/2/05 (a)	6,745,000
4,995,000	A-1+		Pennsylvania State Turnpike Community Oil Franchise Tax Revenue,
			Series 366, MBIA-Insured, 3.000% due 6/2/05 (a)	4,995,000
			Philadelphia, PA:
5,300,000	A-1+		Gas Works Revenue, Fifth Series A2, LOC-JPMorgan Chase Bank,
			LOC-Bank of Nova Scotia, 2.960% due 6/2/05 (a)	5,300,000
7,500,000	SP-1		School District GO, TRAN, 3.000% due 6/30/05	7,508,150
25,000,000	A-1		Saint Mary Hospital Authority Bucks County, Catholic Health, Series C,
			2.950% due 6/1/05 (a)	25,000,000
8,835,000	VMIG1	(c)	Washington County, PA, Hospital Authority Revenue, AMBAC-Insured,
			2.250% 7/1/05	8,838,939

			Total Pennsylvania	114,687,089

Puerto Rico — 0.4%
1,000,000	A-1		Puerto Rico Commonwealth GO, PA 620, MBIA Insured, 1.670%
			due 6/2/05 (a)	1,000,000
1,400,000	A-1+		Puerto Rico Municipal Finance Agency, PA-638, FSA-Insured, 1.640%
			due 6/2/05 (a)	1,400,000
7,100,000	A-1+		Puerto Rico, Electric Power Authority Revenue, Municipal Securities Trust
			Recipients, Series SGA 43, MBIA-Insured, 2.940% due 6/1/05 (a)	7,100,000

			Total Puerto Rico	9,500,000

Rhode Island — 1.1%
1,365,000	A-1+		Rhode Island State Health & Educational Building Corp. Educational
			Institution Revenue, Portsmouth Abbey School, LOC- Fleet National bank,
			2.950% due 6/3/05 (a)	1,365,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Rhode Island (continued)
			Rhode Island State Health & Educational Building Corp. Revenue:
$ 3,135,000	A-1+		Higher Education Facilities Brown, Series B, 2.950% due 6/2/05 (a)	$3,135,000
23,100,000	A-1+		Hospital Financing, Care New England Financing, Series A, LOC-Fleet
			National Bank, 2.950% due 6/3/05 (a)	23,100,000

			Total Rhode Island	27,600,000

South Carolina — 3.9%
9,000,000	VMIG1	(c)	ABN-Amro Munitops Certificates Trust, 1998-2007, FSA-Insured, 3.060%
			due 6/1/05 (a)(b)(f)	9,000,000
8,000,000	A-1+		Charleston, SC, Waterworks & Sewer Revenue, Refunding & Capital
			Improvement, Series A, SPA-Bank of America NA, 2.980% due 6/2/05 (a)	8,000,000
22,700,000	A-1+		Oconee County, SC, Pollution Control Revenue, Refunding-Facilities Duke,
			Remarketed 11/03/03, LOC-Suntrust Bank, 2.970% due 6/2/05 (a)	22,700,000
9,400,000	F-1+	(d)	South Carolina Educational Facilities Authority for Private Non Profit
			Institutions, Columbia College Project, LOC- Bank of America NA,
			3.010% due 6/2/05 (a)	9,400,000
45,710,000	A-1+		South Carolina Jobs Economic Development Authority Hospital Facilities
			Revenue, Sisters Charity Providence Hospital, LOC-Wachovia Bank NA,
			3.010% due 6/2/05 (a)	45,710,000
2,485,000	A-1		South Carolina Transportation Infrastructure Bank Revenue, Series 316,
			AMBAC-Insured, 3.000% due 6/2/05 (a)	2,485,000

			Total South Carolina	97,295,000

Tennessee — 8.4%
86,550,000	VMIG1	(c)	Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
			Tennesse Municipal Bond Fund, LOC, Bank of America NA, 2.950%
			due 6/3/05 (a)	86,550,000
30,000,000	VMIG1	(c)	Greeneville, TN, Health & Educational Facilities Board Revenue, Refunding
			& Improvement Laughlin Memorial, LOC-Suntrust Bank, 2.970%
			due 6/1/05 (a)	30,000,000
			Memphis, TN, Electric Systems Revenue:
13,950,000	A-1+		Series 378, MBIA-Insured, 3.000% due 6/2/05 (a)	13,950,000
9,250,000	VMIG1	(c)	Series 879, MBIA-Insured, 2.990% due 6/2/05 (a)	9,250,000
5,495,000	VMIG1	(c)	Series 880, MBIA-Insured, 2.990% due 6/2/05 (a)	5,495,000
			Metropolitan Government Nashville & Davidson County, TN Health &
			Educational Facilities Board Revenue:
6,000,000	A-1+		Ascension Health Credit B-1, 1.650% due 11/15/31	6,000,000
15,000,000	VMIG1	(c)	Educational Facilities, Belmont University Project, LOC-Suntrust Bank,
			2.960% due 6/1/05 (a)	15,000,000
10,535,000	VMIG1	(c)	Montgomery County, TN, Public Building Authority Pooled Financing
			Revenue, Tennessee County Loan Pool, LOC-Bank of America NA,
			2.950% due 6/2/05 (a)	10,535,000
4,250,000	VMIG1	(c)	Morristown, TN, Industrial Development Board Revenue, Industrial
			Automotive Products, LOC-Landesbank Baden, 3.070% due 6/1/05 (a)(b)	4,250,000
			Sevier County, TN, Public Building Authority, Local Government Public
			Improvement:
1,125,000	VMIG1	(c)	Series II F-2, AMBAC-Insured, 2.980% due 6/2/05 (a)	1,125,000
18,750,000	VMIG1	(c)	Series VI-D-1, AMBAC-Insured, 2.960% due 6/3/05 (a)	18,750,000
7,000,000	A-1+		Tennessee State, Tax Exempt Series 1997, 2.770% due 7/11/05	7,000,000

			Total Tennessee	207,905,000

Texas — 6.0%
4,000,000	VMIG1	(c)	ABN-Amro Munitops Certificates Trust Series 2000-2011, 3.050% due 6/1/05 (a)	4,000,000
8,590,000	VMIG1	(c)	ABN-Amro Munitops Certificates Trust, 2003-2025, AMBAC-Insured,
			3.000% due 6/1/05 (a)	8,590,000
5,285,000	A-1+		Austin, TX, Water & Wastewater System Revenue, FSA-Insured, 2.940%
			due 6/2/05 (a)	5,285,000
12,250,000	VMIG1	(c)	Brazos River Authority Texas Pollution Control Revenue, Refunding TXU-A-
			Remarketed 1/3/05, LOC-Wachovia Bank NA, 3.030% due 6/1/05 (a)(b)	12,250,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Texas (continued)
$ 25,000,000	A-1+		Capital Area Cultural Education Facilities Finance Corp. Texas Revenue,
			Roman Catholic Diocese, LOC-Wachovia Bank NA, 2.980%
			due 6/2/05 (a)	$25,000,000
8,600,000	VMIG1	(c)	Gulf Coast Industrial Development Authority Texas Environmental Facilities
			Revenue, Citgo Petroleum Corp. Project, 2.980% due 6/3/05 (a)(b)	8,600,000
			Gulf Coast Waste Disposal Authority Texas:
6,400,000	A-1		Environmental Facilities Revenue, Air Products Project, 3.060% due 6/1/05 (a)(b)	6,400,000
4,300,000	A-1+		Pollution Control Revenue, AMOCO Oil Co. Project, 2.960% due 6/3/05 (a)(b)	4,300,000
			Harris County, TX:
25,000,000	SP-1+		GO, TAN, 3.750% due 2/28/06	25,191,000
4,300,000	VMIG1	(c)	Health Facilities Development Corp. Revenue, Young Mens Christian
			Association, LOC-Bank One Texas NA, 2.950% due 6/3/05 (a)	4,300,000
10,000,000	A-1+		Lower Neches Valley Authority Texas Pollution Control Revenue, Chevron
			USA, Inc. Project, 2.140% due 8/15/05 (a)	10,000,000
15,700,000	A-1+		North Texas Throughway Authority Dallas North Throughway System
			Revenue, Series B, FSA-Insured, 2.970% due 6/1/05 (a)	15,700,000
8,300,000	A-1		Port Arthur, TX, Navigation District Industrial Development Corp. Exempt
			Facilities Revenue, Air Products Project, 2.970% due 6/3/05 (a)	8,300,000
830,000	A-1+		Tarrant County, TX, Health Facilities Development Corp. Revenue,
			Adventist/Sunbelt, Series A, LOC-Suntrust Bank, 2.960% due 6/2/05 (a)	830,000
10,000,000	SP-1+		Texas State, TRAN, 3.000% due 8/31/05	10,023,558

			Total Texas	148,769,558

Virginia — 0.9%
4,955,000	A-1		Virginia College Building Authority, VA Educational Facilities Revenue,
			Series 134, FSA-Insured, 3.000% due 6/2/05 (a)	4,955,000
14,000,000	A-1+		Virginia Housing Authority Development Authortiy, Rental Housing,
			Subseries F, 2.800% due 9/1/37	14,000,000
3,855,000	AA+		Virginia Public School Authority, School Financing, Series B, State Aid
			Witholding, 5.250% due 8/1/05	3,870,570

			Total Virginia	22,825,570

Washington — 0.7%
5,000,000	VMIG1	(c)	ABN-Amro Munitops Certificates Trust, 1999-2012, MBIA-Insured, 3.000%
			due 6/1/05 (a)	5,000,000
2,600,000	F1+	(d)	Everett, WA, GO, LOC-Bank of America NA, 3.010% due 6/2/05 (a)	2,600,000
3,300,000	F1+	(d)	Washington State GO, Series 438Z, MBIA-Insured, 3.000% due 6/2/05 (a)	3,300,000
5,250,000	VMIG1	(c)	Washington State Housing Finance Community Multi-Family Housing
			Revenue, Vintage Everett Living, Series A, LIQ FAC-Fannie Mae,
			3.020% due 6/2/05 (a)	5,250,000

			Total Washington	16,150,000

Wisconsin — 1.1%
1,000,000	VMIG1	(c)	Milwaukee, WI, Redevelopment Authority Multi-Family Revenue, Refunding
			Housing BLATZ Apartments Project, Sereis A, LIQ FAC- Fannie Mae,
			2.970% due 6/2/05 (a)	1,000,000
5,250,000	A-1+		Verona, WI, Industrial Development Revenue, Latitude Corp. Project, LOC-
			US Bank NA, 3.070% due 6/2/05 (a)	5,250,000
8,000,000	A-1		Wisconsin Health & Educational Facilities Authority Revenue, AMBAC-
			Insured, 3.010% due 6/2/05 (a)	8,000,000
13,080,000	A-1		Wisconsin State Health & Educational Facilities Authority Revenue, Aurora
			Health Care, Inc., Series C, LOC- KBC Bank NV, LOC-Bank of Nova
			Scotia, 2.920% due 6/1/05 (a)	13,080,000

			Total Wisconsin	27,330,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

TOTAL INVESTMENTS — 97.7% (Cost — $2,410,259,148#)	$2,410,259,148
Other Assets In Excess of Liabilities — 2.3%	57,702,230

TOTAL NET ASSETS — 100.0%	$2,467,961,378

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(c)	Rating by Moody's Investors Service.

(d)	Rating by Fitch Rating Service.

(e)	For Put Bonds the maturity date shown is next put date.

(f)	Security is exempt from registration under Rule 144a of the Securities Act of 1933. this security has been resold in transactions that are exempt from registration, normally to qualified institutional buyer

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AMBAC	- Ambac Assurance Corporation
	BAN	- Bond Anticipation Notes
	COP	- Certificate of Participation
	FGIC	- Financial Guaranty Insurance Company
	FNMA	- Federal National Mortgage Association
	FSA	- Financial Security Assurance
	GIC	- Guaranteed Investment Contract
	GO	- General Obligation
	IDA	- Industrial Development Authority
	LIQ FAC	- Liquid Facility
	LOC	- Letter of Credit
	MBIA	- Municipal Bond Investors Assurance Corporation
	PART	- Partnership Structure
	PSFG	- Permanent School Fund Guaranty
	RAN	- Revenue Anticipation Notes
	SPA	- Standby Bond Purchase Agreement
	TAN	- Tax Anticipation Notes
	TRAN	- Tax and Revenue Anticipation Notes
	VA	- Veterans Administration

Summary of Investments by Industry*

Hospitals	18.2%
General Obligation	11.0
Housing: Multi-Family	9.6
Finance	8.9
Industrial Development	8.5
Education	7.8
Transportation	5.8
Public Facilities	5.5
Pollution Control	5.4
Electric	4.7
Water and Sewer	4.4
Utilities	1.9
Tobacco	0.2
Gas	0.2
Other	7.9

100.0%

*As a percentage of total investments. Please note that Portfolio holdings are subject to change.

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Fitch Rating Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings
(unaudited)
SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Tax free Reserves Portfolio (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Manager.

The following is a summary of the significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b)  Security Transactions. Security Transactions are accounted for on a trade date.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

By	/s/ Francis M. Guggino

Francis M. Guggino
Chief Financial Officer

Date:	July 29, 2005